INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]		Accumulated deficit [Member]	Total
Balance at Dec. 31, 2022	$ 240		$ 533,213	$ 0		$ (455,773)	$ 77,680
Balance, shares at Dec. 31, 2022	86,624,643
Issuance of shares, net	$ 4		1,150			0	1,154
Issuance of shares, net, (in shares)	1,609,123
Stock-based compensation issued to employees, directors and non-employees	$ 0		1,782			0	1,782
Other comprehensive income (loss) from marketable securities, net	0		0		[1]	0	0
Net loss	0		0	0		(18,615)	(18,615)
Balance at Jun. 30, 2023	$ 244		536,145		[1]	(474,388)	62,001
Balance, shares at Jun. 30, 2023	88,233,766
Balance at Dec. 31, 2023	$ 247		539,837	2		(474,527)	$ 65,559
Balance, shares at Dec. 31, 2023	89,237,465						89,237,465
Options exercised		[1]	1	0		0	$ 1
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	1,744
Issuance of shares, net	$ 1		561	0		0	562
Issuance of shares, net, (in shares)	292,728
Stock-based compensation issued to employees, directors and non-employees	$ 0		1,633	0		0	1,633
Other comprehensive income (loss) from marketable securities, net	0		0	(25)		0	(25)
Net loss	0		0	0		(9,390)	(9,390)
Balance at Jun. 30, 2024	$ 248		$ 542,032	$ (23)		$ (483,917)	$ 58,340
Balance, shares at Jun. 30, 2024	89,531,937						89,531,937

[1]	Represents an amount lower than $ 1.